UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2011

Item 1. Reports to Stockholders

Fidelity® Money Market
Central Fund

Annual Report

September 30, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CFM-ANN-1111
1.743123.111

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Actual	.0024%	$ 1,000.00	$ 1,001.60	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.06	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 9/30/11	% of fund's investments 3/31/11	% of fund's investments 9/30/10
1 - 7	36.2	30.6	30.5
8 - 30	21.3	20.4	25.2
31 - 60	20.0	22.2	17.8
61 - 90	14.7	8.0	11.4
91 - 180	6.3	14.9	8.7
> 180	1.5	3.9	6.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	9/30/11	3/31/11	9/30/10
Fidelity Money Market Central Fund	35 Days	47 Days	54 Days
All Taxable Money Market Funds Average*	39 Days	45 Days	44 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	9/30/11	3/31/11	9/30/10
Fidelity Money Market Central Fund	72 Days	85 Days	85 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Commercial Paper 15.6%	Commercial Paper 21.2%
Bank CDs, BAs, TDs, and Notes 52.8%	Bank CDs, BAs, TDs, and Notes 46.6%
Government Securities 4.9%	Government Securities 5.0%
Municipal Securities 9.0%	Municipal Securities 10.3%
Other Government Related† 3.5%	Other Government Related† 1.8%
Repurchase Agreements 15.6%	Repurchase Agreements 15.4%
Other Investments 1.2%	Other Investments 0.3%
Net Other Assets** (2.6)%	Net Other Assets** (0.6)%

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Annual Report

Investments September 30, 2011

Showing Percentage of Net Assets

Certificates of Deposit - 47.6%
		Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 1.1%
Branch Banking & Trust Co.
	11/17/11 to 12/5/11	0.24 to 0.27%	$ 5,000,000	$ 5,000,000
State Street Bank & Trust Co., Boston
	12/15/11	0.25	6,000,000	6,000,000
				11,000,000
London Branch, Eurodollar, Foreign Banks - 8.5%
ABN AMRO Bank NV
	10/3/11 to 11/3/11	0.32 to 0.36	14,000,000	14,000,015
Australia & New Zealand Banking Group Ltd.
	10/28/11 to 12/13/11	0.21 to 0.30	5,000,000	5,000,000
Commonwealth Bank of Australia
	10/21/11 to 12/9/11	0.20 to 0.30	15,000,000	15,000,011
Credit Agricole SA
	10/5/11	0.36	3,000,000	3,000,000
HSBC Bank PLC
	10/19/11 to 5/3/12	0.30 to 0.55	16,000,000	16,000,000
National Australia Bank Ltd.
	10/20/11 to 12/1/11	0.21 to 0.30	33,000,000	33,000,000
				86,000,026
New York Branch, Yankee Dollar, Foreign Banks - 38.0%
Bank of Tokyo-Mitsubishi UFJ Ltd.
	11/8/11	0.27	10,000,000	10,000,000
Bank of Montreal
	10/24/11 to 10/25/12	0.30 to 0.45 (d)	18,000,000	18,006,527
Bank of Montreal Chicago CD Program
	9/26/12	0.38 (d)	3,000,000	3,000,000
Bank of Nova Scotia
	11/9/11 to 10/11/12	0.25 to 0.44 (d)	49,000,000	49,000,000
Bank of Tokyo-Mitsubishi
	12/2/11	0.32	20,000,000	20,000,000
BNP Paribas SA
	11/18/11 to 12/12/11	0.42 to 0.63 (d)	39,000,000	39,002,794
Canadian Imperial Bank of Commerce New York Branch
	10/4/11 to 10/16/12	0.30 to 0.40 (d)	32,000,000	32,000,000
Credit Suisse New York Branch
	12/28/11	0.37	15,000,000	15,000,000
Certificates of Deposit - continued
		Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Deutsche Bank
	10/7/11	0.31% (d)	$ 5,000,000	$ 5,000,000
Deutsche Bank AG New York Branch
	10/5/11	0.20	15,000,000	15,000,000
DnB NOR Bank ASA
	11/18/11	0.30	8,000,000	8,000,000
Mitsubishi UFJ Trust & Banking Corp.
	10/3/11 to 10/17/11	0.28 to 0.30	8,000,000	8,000,011
Mizuho Corporate Bank Ltd.
	10/5/11	0.18	3,000,000	3,000,000
National Bank Canada
	11/4/11 to 7/6/12	0.33 to 0.37 (d)	11,000,000	11,000,000
Nordea Bank Finland PLC
	10/19/11 to 2/1/12	0.21 to 0.40	20,000,000	19,999,975
Rabobank Nederland New York Branch
	4/2/12 to 6/8/12	0.28 to 0.35 (d)	33,000,000	33,000,000
Royal Bank of Canada
	10/1/12	0.59 (d)	3,000,000	3,000,000
Skandinaviska Enskilda Banken
	10/6/11	0.26	2,000,000	2,000,000
Skandinaviska Enskilda Banken AB
	10/7/11	0.30	5,000,000	4,999,992
Sumitomo Mitsui Banking Corp.
	10/5/11 to 10/12/11	0.18 to 0.20	35,000,000	35,000,000
Sumitomo Trust & Banking Co. Ltd.
	10/3/11 to 10/4/11	0.19 to 0.20	6,000,000	6,000,000
Svenska Handelsbanken
	11/3/11	0.30	7,000,000	7,000,032
Toronto-Dominion Bank New York Branch
	10/17/11 to 2/8/12	0.18 to 0.31 (d)	26,000,000	26,000,000
UBS AG
	11/21/11	0.35	10,000,000	10,000,000
				383,009,331
TOTAL CERTIFICATES OF DEPOSIT				480,009,357
Commercial Paper - 15.6%
		Yield (a)	Principal Amount	Value
ABN AMRO Funding USA LLC
	10/5/11	0.25%	$ 8,000,000	$ 7,999,778
Anheuser-Busch InBev Worldwide, Inc.
	10/3/11	0.28	1,000,000	999,984
Barclays Bank PLC/Barclays US CCP Funding LLC
	10/4/11 to 10/31/11	0.27	6,000,000	5,999,213
Caisse d'Amort de la Dette Societe
	10/11/11 to 5/25/12	0.24 to 0.31 (b)(d)	18,000,000	17,995,685
Commonwealth Bank of Australia
	10/6/11 to 11/21/11	0.20 to 0.35 (d)	31,000,000	30,993,860
Danske Corp.
	10/6/11	0.25	3,000,000	2,999,896
Devon Energy Corp.
	10/13/11 to 10/28/11	0.25 to 0.28	3,000,000	2,999,551
DnB NOR Bank ASA
	11/8/11 to 12/7/11	0.27 to 0.30	9,000,000	8,996,545
Duke Energy Corp.
	10/24/11 to 11/4/11	0.34 to 0.40	2,000,000	1,999,405
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
	10/4/11 to 10/18/11	0.25 to 0.26	8,000,000	7,999,678
Nordea North America, Inc.
	10/14/11	0.20	10,000,000	9,999,278
Northern Pines Funding LLC
	12/1/11	0.37 (d)	2,000,000	2,000,000
Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)
	10/17/11 to 10/26/11	0.30	8,000,000	7,998,859
Rabobank USA Financial Corp.
	1/12/12	0.32	3,000,000	2,997,253
Royal Bank of Canada
	11/23/11	0.30	6,000,000	5,997,350
Skandinaviska Enskilda Banken AB
	10/7/11	0.30	5,000,000	4,999,750
Commercial Paper - continued
		Yield (a)	Principal Amount	Value
Svenska Handelsbanken, Inc.
	12/28/11	0.33%	$ 3,000,000	$ 2,997,617
Swedbank AB
	10/24/11	0.38	4,000,000	3,999,029
Texas Instruments, Inc.
	12/6/11 to 12/12/11	0.20	2,000,000	1,999,233
Thermo Fisher Scientific, Inc.
	10/14/11	0.32	1,000,000	999,884
Total Capital Canada Ltd.
	12/15/11	0.42	1,000,000	999,125
Verizon Communications, Inc.
	11/14/11	0.42 (d)	4,000,000	4,000,000
Virginia Electric & Power Co.
	10/5/11	0.35	1,000,000	999,961
WellPoint, Inc.
	10/17/11	0.34	1,000,000	999,849
Westpac Banking Corp.
	4/5/12 to 4/10/12	0.39 (d)	10,000,000	10,000,000
Westpac Banking Corp.
	10/7/11	0.31 (d)	3,000,000	3,000,000
Xerox Corp.
	10/5/11 to 10/25/11	0.60	4,000,000	3,998,867
TOTAL COMMERCIAL PAPER				156,969,650
U.S. Government and Government Agency Obligations - 3.5%

Other Government Related - 3.5%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
	10/14/11 to 12/22/11	0.19 to 0.65 (c)	35,000,000	34,985,758
U.S. Treasury Obligations - 4.9%
		Yield (a)	Principal Amount	Value
U.S. Treasury Notes - 4.9%
	10/31/11 to 1/15/12	0.13 to 0.32%	$ 49,000,000	$ 49,112,709
Master Notes - 0.7%

Royal Bank of Scotland PLC
	10/17/11	0.73 (d)(f)	7,000,000	7,000,000
Medium-Term Notes - 4.5%

Commonwealth Bank of Australia
	2/10/12	0.31 (b)(d)	3,000,000	3,000,000
Royal Bank of Canada
	10/1/12 to 10/15/12	0.30 to 0.69 (b)(d)	14,000,000	14,000,000
	10/5/12	0.27 (d)	9,000,000	8,997,187
Westpac Banking Corp.
	4/2/12 to 6/14/12	0.29 to 0.32 (b)(d)	20,000,000	20,000,000
TOTAL MEDIUM-TERM NOTES				45,997,187
Asset-Backed Securities - 1.2%

Huntington Auto Trust 2011-1
	9/17/12	0.36 (b)	1,000,000	1,000,000
John Deere Owner Trust
	5/11/12	0.30	5,564,060	5,564,060
Santander Drive Auto Receivables Trust
	5/15/12	0.31	5,499,947	5,499,947
TOTAL ASSET-BACKED SECURITIES				12,064,007
Municipal Securities - 9.0%
	Yield (a)	Principal Amount		Value
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Valley Palms Apts. Proj.) Series 2002 C, LOC Fannie Mae, VRDN
10/7/11	0.16% (d)(e)	$ 12,000,000		$ 12,000,000
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, VRDN
10/7/11	0.41 (d)	4,600,000		4,600,000
Denver Colorado Pub. Schools Ctfs. of Prtn. Series 2011 A4, LOC Royal Bank of Canada, VRDN
10/7/11	0.14 (d)	5,000,000		5,000,000
District of Columbia Rev. (The AARP Foundation Proj.) Series 2004, LOC Bank of America NA, VRDN
10/7/11	0.21 (d)	1,600,000		1,600,000
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, LOC Bank of America NA, VRDN
10/7/11	0.23 (d)	12,400,000		12,400,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, (Liquidity Facility JPMorgan Chase Bank), VRDN
10/7/11	0.13 (d)	2,530,000		2,530,000
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, CP mode
10/17/11	0.65 (e)	5,000,000		5,000,000
New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.), LOC Fannie Mae, VRDN
10/7/11	0.15 (d)(e)	12,900,000		12,900,000
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.17 (d)(e)	21,000,000		21,000,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Fifth Series A2, LOC Bank of Nova Scotia New York Branch, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.12 (d)	10,500,000		10,500,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 C, LOC Branch Banking & Trust Co., VRDN
10/7/11	0.15 (d)	2,900,000		2,900,000
TOTAL MUNICIPAL SECURITIES			90,430,000
Repurchase Agreements - 15.6%
	Maturity Amount	Value
In a joint trading account at 0.09% dated 9/30/11 due 10/3/11 (Collateralized by U.S. Treasury Obligations) #	$ 463,004	$ 463,000
With:
Barclays Capital, Inc. at:
0.15%, dated 7/27/11 due 10/7/11 (Collateralized by U.S. Treasury Obligations valued at $3,090,384, 3.13% - 4.5%, 5/15/21 - 8/20/41)	3,001,138	3,000,000
0.32%, dated:
9/27/11 due 10/4/11 (Collateralized by Equity Securities valued at $1,082,501)	1,000,062	1,000,000
9/29/11 due 10/6/11 (Collateralized by Equity Securities valued at $1,087,545)	1,000,062	1,000,000
0.43%, dated 9/6/11 due 10/6/11 (Collateralized by Corporate Obligations valued at $1,080,348, 0.58% - 5.43%, 4/25/33 - 1/25/35)	1,000,358	1,000,000
0.6%, dated 9/8/11 due 10/13/11 (Collateralized by Corporate Obligations valued at $3,154,274, 0.42%, 2/25/28)	3,001,750	3,000,000
1%, dated:
10/13/10 due 10/11/11 (Collateralized by Corporate Obligations valued at $2,197,258, 0.75% - 7%, 6/1/13 - 5/15/41)	2,020,167	2,000,000
8/8/11 due 10/7/11 (Collateralized by Mortgage Loan Obligations valued at $4,207,866, 0.36% - 8.36%, 4/15/15 - 9/15/45)	4,006,667	4,000,000
Citibank NA at:
0.08%, dated 9/28/11 due 10/5/11 (Collateralized by U.S. Treasury Obligations valued at $4,080,144, 1.5%, 8/31/18)	4,000,062	4,000,000
0.12%, dated 9/27/11 due 10/4/11 (Collateralized by U.S. Government Obligations valued at $5,100,102, 4.5%, 8/1/40)	5,000,117	5,000,000
Credit Suisse Securities (USA) LLC at:
0.34%, dated 7/14/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $4,200,670, 3.6% - 8.6%, 5/14/14 - 4/15/40)	4,003,400	4,000,000
0.6%, dated 9/9/11 due 10/12/11 (Collateralized by Corporate Obligations valued at $1,050,697, 4.85% - 6.88%, 1/16/2018 - 12/1/2027)	1,000,550	1,000,000
0.67%, dated:
9/12/11 due:
10/21/11 (Collateralized by Mortgage Loan Obligations valued at $1,055,702, 4.78% - 4.95%, 3/10/40 - 9/15/40)	1,000,726	1,000,000
10/31/11 (Collateralized by Mortgage Loan Obligations valued at $1,050,826, 4.95%, 9/15/40)	1,000,912	1,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Credit Suisse Securities (USA) LLC at:
0.67%, dated:
9/16/11 due 10/27/11 (Collateralized by Mortgage Loan Obligations valued at $2,167,300, 0.8%, 7/15/24)	$ 2,001,526	$ 2,000,000
Deutsche Bank Securities, Inc. at 0.19%, dated 8/17/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $3,069,468, 4.23% - 7%, 1/1/35 - 1/20/41)	3,001,900	3,000,000
Goldman Sachs & Co. at:
0.1%, dated 9/28/11 due 10/5/11 (Collateralized by U.S. Government Obligations valued at $3,060,043, 4% - 7%, 4/15/20 - 9/15/41)	3,000,058	3,000,000
0.2%, dated 9/28/11 due 10/5/11 (Collateralized by U.S. Government Obligations valued at $7,140,199, 5%, 4/1/41)	7,000,272	7,000,000
0.25%, dated 9/30/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $3,060,065, 4%, 8/1/31)	3,000,146	3,000,000
ING Financial Markets LLC at:
0.18%, dated 8/11/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $2,041,415, 0.63% - 6%, 7/1/26 - 9/1/40)	2,000,810	2,000,000
0.23%, dated 8/18/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $3,061,463, 0.63% - 6%, 7/1/26 - 9/1/40)	3,003,182	3,000,000
0.32%, dated 9/8/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $2,101,608, 3.15% - 8.6%, 5/1/14 - 12/1/30)	2,000,587	2,000,000
0.34%, dated 9/16/11 due 10/17/11 (Collateralized by Corporate Obligations valued at $1,050,189, 5.7% - 8.6%, 5/1/14 - 4/15/40)	1,000,293	1,000,000
J.P. Morgan Clearing Corp. at:
0.48%, dated 9/30/11 due 10/3/11 (Collateralized by Equity Securities valued at $21,739,432)	20,000,800	20,000,000
0.5%, dated 7/25/11 due 10/24/11 (Collateralized by Equity Securities valued at $6,527,901)	6,007,583	6,000,000
0.65%, dated 4/26/11 due 10/24/11 (Collateralized by Equity Securities valued at $1,090,069)	1,003,268	1,000,000
0.69%, dated 7/27/11 due 1/23/12 (Collateralized by Equity Securities valued at $5,441,930)	5,017,250	5,000,000
J.P. Morgan Securities, Inc. at:
0.16%, dated 9/30/11 due 10/3/11 (Collateralized by U.S. Government Obligations valued at $15,301,036, 4%, 11/1/40)	15,000,200	15,000,000
0.75%, dated 9/28/11 due 3/26/12 (Collateralized by Mortgage Loan Obligations valued at $2,160,667, 0.53%, 3/25/37)	2,007,500	2,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at 0.58%, dated 9/30/11 due 10/3/11 (Collateralized by Mortgage Loan Obligations valued at $5,400,261, 0.38%, 2/19/37)	$ 5,000,242	$ 5,000,000
Mizuho Securities USA, Inc. at:
0.21%, dated 9/30/11 due 10/3/11 (Collateralized by U.S. Treasury Obligations valued at $16,320,342, 0.5%, 8/15/14)	16,000,280	16,000,000
0.4%, dated 9/7/11 due 10/7/11 (Collateralized by Equity Securities valued at $2,160,636)	2,000,756	2,000,000
0.41%, dated 9/8/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $1,056,341, 2.25%, 4/1/37)	1,000,387	1,000,000
0.42%, dated 9/15/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $2,143,550, 3.5%, 4/15/12)	2,000,747	2,000,000
RBC Capital Markets Co. at:
0.53%, dated 9/2/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $2,368,661, 0% - 5.5%, 11/25/35 - 7/1/47)	2,002,974	2,000,000
0.55%, dated 9/12/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $2,298,319, 3.3% - 12.5%, 7/15/12 - 12/15/25)	2,002,781	2,000,000
RBC Capital Markets Corp. at:
0.16%, dated 8/26/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $2,056,912, 0.71% - 6.5%, 8/25/16 - 9/1/41)	2,001,120	2,000,000
0.17%, dated 7/28/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $1,021,262, 3.63% - 6%, 11/1/13 - 12/1/39)	1,000,449	1,000,000
0.2%, dated 9/14/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $4,085,951, 0.63% - 5.13%, 12/15/13 - 9/16/40)	4,004,044	4,000,000
RBS Securities, Inc. at 0.53%, dated 9/30/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $7,210,801, 4.47% - 7.37%, 2/25/28 - 12/25/40)	7,000,721	7,000,000
Royal Bank of Scotland PLC at 0.53%, dated 9/30/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $3,060,868, 3.6%, 9/15/36)	3,000,309	3,000,000
UBS Securities LLC at:
0.38%, dated 7/7/11 due 10/5/11 (Collateralized by Corporate Obligations valued at $1,052,114, 3.5%, 4/15/12)	1,000,950	1,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
UBS Securities LLC at:
0.42%, dated:
8/24/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $1,050,490, 4.95%, 11/15/15)	$ 1,001,050	$ 1,000,000
8/25/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $1,080,492, 5.75%, 2/1/14)	1,001,050	1,000,000
Wells Fargo Securities, LLC at 0.35%, dated 7/11/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $1,068,431, 5.9%, 3/15/36)	1,000,894	1,000,000
TOTAL REPURCHASE AGREEMENTS		157,463,000
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,034,031,668)		1,034,031,668
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(26,506,704)
NET ASSETS - 100%		$ 1,007,524,964
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,995,685 or 5.6% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $34,985,758 or 3.5% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,000,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Royal Bank of Scotland PLC 0.73%, 10/17/11	9/16/11	$ 7,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$463,000 due 10/03/11 at 0.09%
BNP Paribas Securities Corp.	$ 32,995
Bank of America NA	121,113
Barclays Capital, Inc.	43,904
Citibank NA	39,362
Credit Agricole Securities (USA), Inc.	12,111
Deutsche Bank Securities, Inc.	45,418
HSBC Securities (USA), Inc.	42,753
ING Financial Markets LLC	9,689
J.P. Morgan Securities, Inc.	30,279
Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,157
Morgan Stanley & Co., Inc.	1,817
RBC Capital Markets Corp.	21,195
RBS Securities, Inc.	6,056
UBS Securities LLC	6,056
Wells Fargo Securities LLC	32,095
$ 463,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value (including repurchase agreements of $157,463,000) - See accompanying schedule: Unaffiliated issuers (cost $1,034,031,668)		$ 1,034,031,668
Interest receivable		497,018
Total assets		1,034,528,686

Liabilities
Payable to custodian bank	$ 390
Payable for investments purchased	27,000,013
Other payables and accrued expenses	3,319
Total liabilities		27,003,722

Net Assets		$ 1,007,524,964
Net Assets consist of:
Paid in capital		$ 1,007,511,833
Accumulated undistributed net realized gain (loss) on investments		13,131
Net Assets, for 1,007,492,526 shares outstanding		$ 1,007,524,964
Net Asset Value, offering price and redemption price per share ($1,007,524,964 ÷ 1,007,492,526 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Interest		$ 3,488,662

Expenses
Custodian fees and expenses	$ 24,078
Independent trustees' compensation	3,387
Interest	32
Total expenses before reductions	27,497
Expense reductions	(3,520)	23,977
Net investment income (loss)		3,464,685
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,007
Net increase in net assets resulting from operations		$ 3,480,692

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,464,685	$ 3,275,540
Net realized gain (loss)	16,007	20,704
Net increase in net assets resulting from operations	3,480,692	3,296,244
Distributions to shareholders from net investment income	(3,465,138)	(3,275,540)
Distributions to shareholders from net realized gain	(27,130)	(114,736)
Total distributions	(3,492,268)	(3,390,276)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	160,000,000	410,000,000
Reinvestment of distributions	3,492,268	320,397
Cost of shares redeemed	(59,999,999)	(62,000,000)
Net increase (decrease) in net assets and shares resulting from share transactions	103,492,269	348,320,397
Total increase (decrease) in net assets	103,480,693	348,226,365

Net Assets
Beginning of period	904,044,271	555,817,906
End of period	$ 1,007,524,964	$ 904,044,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.004	.005	.016	.039	.054
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.004	.005	.016	.039	.054
Distributions from net investment income	(.004)	(.005)	(.016)	(.039)	(.054)
Distributions from net realized gain	-D	-D	-	-	-
Total distributions	(.004)	(.005)	(.016)	(.039)	(.054)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.37%	.44%	1.64%	3.94%	5.55%
Ratios to Average Net AssetsC
Expenses before reductions	-%B	-%B	-%B	-%B	.01%
Expenses net of fee waivers, if any	-%B	-%B	-%B	-%B	.01%
Expenses net of all reductions	-%B	-%B	-%B	-%B	.01%
Net investment income (loss)	.36%	.41%	1.65%	3.92%	5.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,007,525	$ 904,044	$ 555,818	$ 557,819	$ 642,663

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2011

1. Organization.

Fidelity® Money Market Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of September 30, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 1,034,031,668

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 13,131

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be September 30, 2012.

The tax character of distributions paid was as follows:

	September 30, 2011	September 30, 2010
Ordinary Income	$ 3,492,268	$ 3,390,276

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $2,701,308. The weighted average interest rate was .03% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Annual Report

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $3,387.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $133.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Money Market Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of September 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Money Market Central Fund as of September 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 14, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Robert P. Brown (48)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 3.15% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,985,007 of distributions paid during the period January 1, 2011 to September 30, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Money Market Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity Management & Research Company (FMR) has devoted increased resources to non U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, September 30, 2011, Fidelity Garrison Street (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Money Market Central Fund (the "Fund"):

Services Billed by Deloitte Entities

September 30, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Money Market Central Fund	$34,000	$-	$4,600	$200

September 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Money Market Central Fund	$34,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2011A	September 30, 2010A
Audit-Related Fees	$440,000	$720,000
Tax Fees	$-	$-
All Other Fees	$700,000	$520,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	September 30, 2011 A	September 30, 2010 A
Deloitte Entities	$1,285,000	$1,280,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 28, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 28, 2011